CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Revenues	¥ 47,938,575	$ 7,423,298	¥ 65,760,651	¥ 102,384,327
Cost of revenues	40,723,547	6,306,050	46,154,255	72,518,963
Gross profit	7,215,028	1,117,248	19,606,396	29,865,364
Selling and distribution expenses	8,038,965	1,244,835	4,417,413	9,076,266
General and administrative expenses	45,949,157	7,115,236	26,120,099	41,288,351
Provision for credit losses	8,191,247	1,268,416	2,203,531	610,776
Impairment loss of property and equipment	768,312	118,973	0	0
Research and development expenses	5,846,295	905,300	7,042,385	3,133,545
Operating expenses	68,793,976	10,652,760	39,783,428	54,108,938
Loss from operations	(61,578,948)	(9,535,512)	(20,177,032)	(24,243,574)
Other income (expenses)
Subsidy income	355,667	55,075	1,210,318	1,149,016
Interest income	918,629	142,250	54,746	40,391
Interest expense	(2,210,005)	(342,220)	(1,451,890)	(1,589,045)
Income (loss) from investment in unconsolidated entity	(266,707)	(41,300)	462,879	(959,905)
Changes In Fair Value Of Warrant Liability	35,365,792	5,476,400	0	0
Remeasurement gain of previously held equity interests in connection with step acquisition	979,254	151,638	0	0
Foreign exchange transaction gain (loss)	(146,898)	(22,747)	(17,720)	56,603
Other income	192,137	29,752	78,417	162,585
Other income (expense), net	35,187,869	5,448,848	336,750	(1,140,355)
Loss before income tax	(26,391,079)	(4,086,664)	(19,840,282)	(25,383,929)
Income tax expenses (benefit)	(524,251)	(81,180)	282,322	398,477
Net loss	(25,866,828)	(4,005,484)	(20,122,604)	(25,782,406)
Less: Net loss attributable to non-controlling interests	(3,034,094)	(469,830)	(875,903)	(426,501)
Net loss attributable to Recon Technology, Ltd	(22,832,734)	(3,535,654)	(19,246,701)	(25,355,905)
Comprehensive loss
Net loss	(25,866,828)	(4,005,484)	(20,122,604)	(25,782,406)
Foreign currency translation adjustment	(850,895)	(131,761)	(84,205)	1,393,843
Comprehensive loss	(26,717,723)	(4,137,245)	(20,206,809)	(24,388,563)
Less: Comprehensive loss attributable to non- controlling interests	(3,034,094)	(469,830)	(875,903)	(426,501)
Comprehensive loss attributable to Recon Technology, Ltd	¥ (23,683,629)	$ (3,667,415)	¥ (19,330,906)	¥ (23,962,062)
Loss per common share - basic and diluted | (per share)	¥ (1.80)	$ (0.28)	¥ (4.16)	¥ (6.49)
Weighted - average shares -basic and diluted | shares	12,697,024	12,697,024	4,624,615	3,908,833
Related Party
Revenues	¥ 85,657	$ 13,264	¥ 0	¥ 3,726,894
Cost of revenues | ¥			0	2,202,765
Third Party [Member]
Revenues	47,852,918	7,410,034	65,760,651	98,657,433
Cost of revenues	¥ 40,723,547	$ 6,306,050	¥ 46,154,255	¥ 70,316,198